SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF CAPITAL STOCK

The change in the number of issued shares of capital stock during the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance at the beginning of the year	237,889	227,960	225,385
Issuance of capital stock	1,600	4,540	2,575
Capital stock issued for acquisition of subsidiary	-	5,389	-
Balance at the end of the year	239,489	237,889	227,960